Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information
Entity Registrant Name	GRANITE REAL ESTATE INVESTMENT TRUST
Entity Central Index Key	0001564538
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Stapled Units Outstanding	45,685,229
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY